COSTS OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
COSTS OF SALES
Schedule of Costs of Sales

	Year Ended December 31,
	2024	2023	2022
Direct costs of sales	(23,894)	(22,624)	(19,814)
Indirect costs of sales	(13,664)	(13,388)	(11,102)
Total costs of sales	(37,558)	(36,012)	(30,916)